UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.8%)

	CONSUMER DISCRETIONARY (4.6%)

	DISTRIBUTION & WHOLESALE (2.1%)
78,800	LKQ Corp. *	$2,794,248

	RETAIL (2.5%)
44,000	TJX Companies, Inc. (The)	3,290,320
		6,084,568
	CONSUMER STAPLES (14.0%)
	FOOD (8.1%)
102,000	Hormel Foods Corp.	3,868,860
31,000	J&J Snack Foods Corp.	3,692,720
33,100	McCormick & Co., Inc.	3,307,352
		10,868,932
	HOUSEHOLD PRODUCTS (2.9%)
80,000	Church & Dwight Co., Inc.	3,833,600

	RETAIL (3.0%)
33,600	Casey's General Stores, Inc.	4,037,040
		18,739,572
	FINANCIALS (3.3%)
	INSURANCE (3.3%)
55,900	Arch Capital Group Ltd. *	4,430,634

	HEALTH CARE (15.2%)
	ELECTRONICS (3.1%)
9,900	Mettler-Toledo International, Inc. *	4,156,317

	HEALTHCARE PRODUCTS (10.6%)
16,200	C.R. Bard, Inc.	3,633,336
26,700	Danaher Corp.	2,093,013
22,700	Henry Schein, Inc. *	3,699,646
42,400	IDEXX Laboratories, Inc. *	4,779,752
		14,205,747
	HEALTHCARE SERVICES (1.5%)
30,700	Mednax, Inc. *	2,033,875
		20,395,939
	INDUSTRIALS (32.7%)
	AEROSPACE & DEFENSE (7.9%)
37,983	HEICO Corp.	2,628,424
35,900	Teledyne Technologies, Inc. *	3,874,687
14,100	TransDigm Group, Inc. *	4,076,592
		10,579,703
	COMMERCIAL SERVICES (3.0%)
137,400	Rollins, Inc.	4,023,072

	ELECTRICAL EQUIPMENTS (2.0%)
56,750	AMETEK, Inc.	2,711,515

Shares		Value

	ENVIRONMENTAL CONTROL (5.0%)
26,800	Stericycle, Inc. *	$2,147,752
61,100	Waste Connections, Inc.	4,564,170
		6,711,922
	TOOLS (2.4%)
21,400	Snap-on, Inc.	3,251,944

	HOUSEWARES (3.0%)
85,600	Toro Co. (The)	4,009,504

	MACHINERY DIVERSIFIED (5.3%)
26,800	Middleby Corp. (The) *	3,313,016
21,000	Roper Technologies, Inc.	3,831,870
		7,144,886
	MISCELLANEOUS MANUFACTURERS (2.5%)
31,900	Carlisle Companies, Inc.	3,271,983

	TRANSPORTATION (1.6%)
22,200	Kansas City Southern	2,071,704
		43,776,233

	INFORMATION TECHNOLOGY (24.6%)
	COMMERCIAL SERVICES (3.9%)
28,500	Gartner, Inc. *	2,520,825
24,600	WEX, Inc. *	2,659,014
		5,179,839
	COMPUTERS (0.7%)
19,600	CGI Group, Inc. Class A *	933,548

	DIVERSIFIED FINANCIALS (1.5%)
9,300	Alliance Data Systems Corp. *	1,995,129

	ELECTRONICS (3.0%)
62,100	Amphenol Corp. Class A	4,031,532

	SOFTWARE (15.5%)
36,200	ANSYS, Inc. *	3,352,482
43,400	Fiserv, Inc. *	4,316,998
30,900	Jack Henry & Associates, Inc.	2,643,495
48,900	Open Text Corp.	3,171,654
18,900	Tyler Technologies, Inc. *	3,236,247
20,100	Ultimate Software Group, Inc. (The) *	4,108,239
		20,829,115
		32,969,163
	MATERIALS (5.4%)
	COMMERCIAL SERVICES (2.3%)
26,000	Ecolab, Inc.	3,164,720

	PACKAGING & CONTAINERS (3.1%)
17,000	Ball Corp.	1,393,150
13,000	Crown Holdings, Inc. *	742,170

1

September 30, 2016

Shares		Value
39,100	Silgan Holdings, Inc.	$1,978,069
		4,113,389
		7,278,109

	TOTAL COMMON STOCKS (Cost $94,796,554) (99.8%)	133,674,218

SHORT-TERM INVESTMENT (0.3%)
	MONEY MARKET FUND (0.3%)
424,647	State Street Institutional Liquid Reserves Fund	424,647

	TOTAL SHORT-TERM INVESTMENT (Cost $424,647) (0.3%)	424,647

	TOTAL INVESTMENT SECURITIES (100.1%) (Cost $95,221,201)	$134,098,865

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(183,462)
NET ASSETS (1) (100%)		$133,915,403
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($133,915,403 ÷ 8,159,926 shares outstanding)		$16.41

*	Non-income producing.
(1)	For federal income tax purposes, the aggregate cost was $95,221,201, aggregate gross unrealized appreciation was $39,412,03, aggregate gross unrealized depreciation was $534,373 and the net unrealized appreciation was $38,877,664.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$133,674,218	$—	$—	$133,674,218
Short-Term Investment	424,647	—	—	424,647
Total Investments in Securities	$134,098,865	$—	$—	$134,098,865

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016